Business	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Business
NOTE 1.	BUSINESS

The Company and Related Matters

Cablevision Systems Corporation ("Cablevision") and its wholly-owned subsidiary CSC Holdings, LLC ("CSC Holdings," and collectively with Cablevision, the "Company") own and operate cable television systems and, through Rainbow Media Holdings LLC ("Rainbow Media Holdings"), a wholly-owned subsidiary of CSC Holdings, had ownership interests in national and international programming networks.  The Company also owns companies that provide advertising sales services for the cable television industry, provide telephone service, operate motion picture theaters and operate a newspaper publishing business.  The Company classifies its operations into two reportable segments:  (1) Telecommunications Services, consisting principally of its video, high-speed data, Voice over Internet Protocol ("VoIP") and its commercial data and voice services operations; and (2) Other, consisting principally of (i) Newsday, which includes the Newsday daily newspaper, amNew York, Star Community Publishing Group, and online websites including newsday.com and exploreLI.com, (ii) our motion picture theater business ("Clearview Cinemas"), (iii) the News 12 Networks, our regional news programming services, (iv) the MSG Varsity network, our network dedicated entirely to showcasing high school sports and activities, (v) our cable television advertising company, Rainbow Advertising Sales Corporation ("RASCO"), and (vi) certain other businesses and unallocated corporate costs.

On June 30, 2011, Cablevision distributed to its stockholders all of the outstanding common stock of AMC Networks Inc. ("AMC Networks" formerly Rainbow Media Holdings), a company which consists principally of national programming networks, including AMC, WE tv, IFC and Sundance Channel, previously owned and operated by the Company's Rainbow segment (the "AMC Networks Distribution").  The AMC Networks Distribution took the form of a distribution by Cablevision of one share of AMC Networks Class A Common Stock for every four shares of Cablevision NY Group ("CNYG") Class A Common Stock held of record on June 16, 2011 (the "AMC Networks Distribution Record Date") and one share of AMC Networks Class B Common Stock for every four shares of CNYG Class B Common Stock held of record on the AMC Networks Distribution Record Date.  As a result of the AMC Networks Distribution on June 30, 2011, the Company will no longer consolidate the financial results of AMC Networks for the purpose of its own financial reporting and the historical financial results of AMC Networks have been reflected in the Company's consolidated financial statements as discontinued operations for all periods presented through the AMC Networks Distribution date.

On February 9, 2010, Cablevision distributed to its stockholders all of the outstanding common stock of Madison Square Garden, Inc. ("Madison Square Garden"), a company which owns the sports, entertainment and media businesses previously owned and operated by the Company's Madison Square Garden segment (the "MSG Distribution").  The MSG Distribution took the form of a distribution by Cablevision of one share of Madison Square Garden Class A Common Stock for every four shares of Cablevision NY Group ("CNYG") Class A Common Stock held of record at the close of business in New York City on January 25, 2010 (the "MSG Distribution Record Date") and one share of Madison Square Garden Class B Common Stock for every four shares of CNYG Class B Common Stock held of record on the MSG Distribution Record Date.  On January 12, 2010, the Company transferred to Madison Square Garden the Company's subsidiaries which owned, directly or indirectly, all of the partnership interests in Madison Square Garden, L.P.  As a result of the MSG Distribution on February 9, 2010, the Company no longer consolidates the financial results of Madison Square Garden for the purpose of its own financial reporting and the historical financial results of Madison Square Garden have been reflected in the Company's consolidated financial statements as discontinued operations for all periods presented through the MSG Distribution date.

Assets and liabilities related to the MSG Distribution and AMC Networks Distribution on the Company's consolidated balance sheets as of December 31, 2010 and December 31, 2009 and related footnotes have been reclassified as assets distributed to shareholders/sole member in 2011 and 2010 and liabilities distributed to shareholders/sole member in 2011 and 2010.  All assets and liabilities distributed to shareholders/sole member in 2011 and 2010 are excluded from the footnotes unless otherwise noted.  Accounts payable to and advances to Madison Square Garden and AMC Networks that were previously eliminated in consolidation are now being presented as amounts due from affiliates or amounts due to affiliates on the Company's consolidated balance sheets.